RELATED PARTY - NOTE PAYABLE (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)			3 Months Ended	12 Months Ended
	Dec. 31, 2020	Jan. 16, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Interest rate		7.00%
Amount outstanding	$ 39,164,383		$ 57,040,167	$ 39,164,383
Interest expense			$ 875,784	1,414,383
Average interest rate	7.65%		0.00%
Periodic minimum payments			$ 0
EVgo Holdings
Related Party Transaction [Line Items]
Amount outstanding	$ 39,164,383			39,164,383
Interest expense				$ 1,414,383
Federal Reserve discount rate | EVgo Holdings
Related Party Transaction [Line Items]
Interest rate		7.00%